UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     January 23, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $724,019 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL       COM              029712106      468    10200 SH       SOLE                        0        0    10200
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      930    27905 SH       SOLE                        0        0    27905
CANTEL MEDICAL CORP            COM              138098108      819    50604 SH       SOLE                        0        0    50604
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      336     9450 SH       SOLE                        0        0     9450
FINISAR                        COM              31787A101       51    15697 SH       SOLE                        0        0    15697
FOUNDRY NETWORKS INC           COM              35063R100      697    46558 SH       SOLE                        0        0    46558
ISHARES TR                     MSCI EAFE IDX    464287465    82682  1129227 SH       SOLE                        0        0  1129227
ISHARES TR                     RUSSELL1000GRW   464287614      523     9495 SH       SOLE                        0        0     9495
ISHARES TR                     RUSSELL 1000     464287622    64218   835738 SH       SOLE                        0        0   835738
ISHARES TR                     RUSSELL1000VAL   464287598      521     6305 SH       SOLE                        0        0     6305
ISHARES TR                     RUSSELL 2000     464287655   150450  1928109 SH       SOLE                        0        0  1928109
ISHARES TR                     RUSSELL MIDCAP   464287499    30616   306654 SH       SOLE                        0        0   306654
ISHARES TR                     S&P 500 INDEX    464287200    82436   580532 SH       SOLE                        0        0   580532
ISHARES TR                     S&P EURO PLUS    464287861    26551   252937 SH       SOLE                        0        0   252937
ISHARES TR                     S&P MIDCAP 400   464287507    59375   740612 SH       SOLE                        0        0   740612
ISHARES TR                     FTSE XNHUA IDX   464287184      325     2914 SH       SOLE                        0        0     2914
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      521    93100 SH       SOLE                        0        0    93100
MORGAN STANLEY                 COM NEW          617446448    18246   224066 SH       SOLE                        0        0   224066
PRAECIS PHARMACEUTICALS INC    COM NEW          739421402       90    18349 SH       SOLE                        0        0    18349
QUEST DIAGNOSTICS INC          COM              74834L100      270     5100 SH       SOLE                        0        0     5100
SPDR TR                        UNIT SER 1       78462F103   187888  1326704 SH       SOLE                        0        0  1326704
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    16006   243218 SH       SOLE                        0        0   243218